Operating Segments - Schedule of Assets by Segment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of operating segments [line items]
Cash	$ 60,311,712	$ 91,234,090
Client cash deposits	6,935,781	5,615,054
Public investments, at fair value through profit and loss	335,280	272,520
Prepaid expenses	7,683,328	9,596,921
Short term investments	19,050,483
Digital assets, digital assets loaned, and digital assets staked	365,799,777	515,586,931
Equity instruments	60,576,922	131,982,050
Right-of-use assets		2,999,253
Investment in associate	2,332,305	2,423,934
Other non-current assets	50,227,572	64,853,030
Total assets	573,253,160	824,563,783
Accounts payable and accrued liabilities	5,127,267	9,270,110
Loans payable		2,611,009
Trading liabilities	23,409,429	24,122,640
Warrant liability	4,688,356	13,599,316
Lease liability		3,102,188
Derivative liability	176,919
ETP holders payable	397,243,174	622,304,667
Total liabilities	430,645,145	675,009,930
DeFi [Member]
Disclosure of operating segments [line items]
Cash	14,833,636	52,948,491
Client cash deposits
Public investments, at fair value through profit and loss	335,280	272,520
Prepaid expenses	671,631	562,981
Short term investments	17,049,562
Digital assets, digital assets loaned, and digital assets staked
Equity instruments
Right-of-use assets
Investment in associate	2,332,305	2,423,934
Other non-current assets	27,628,273	28,172,752
Total assets	62,850,687	84,380,678
Accounts payable and accrued liabilities	1,577,771	2,151,846
Loans payable
Trading liabilities
Warrant liability	4,688,356	13,599,316
Lease liability
Derivative liability
ETP holders payable
Total liabilities	6,266,127	15,751,162
Stillman Digital [Member]
Disclosure of operating segments [line items]
Cash	10,800,854	9,203,569
Client cash deposits	6,935,781	5,615,054
Public investments, at fair value through profit and loss
Prepaid expenses	6,476,257	8,267,050
Digital assets, digital assets loaned, and digital assets staked	9,997,391	14,066,946
Equity instruments
Right-of-use assets
Investment in associate
Other non-current assets
Total assets	34,210,283	37,152,619
Accounts payable and accrued liabilities	1,356,952	5,458,569
Loans payable
Trading liabilities	23,409,429	24,122,640
Warrant liability
Lease liability
Derivative liability
ETP holders payable
Total liabilities	24,766,381	29,581,209
Valour Inc [Member]
Disclosure of operating segments [line items]
Cash	34,677,222	29,079,929
Client cash deposits
Public investments, at fair value through profit and loss
Prepaid expenses	535,440	691,547
Short term investments	2,000,921
Digital assets, digital assets loaned, and digital assets staked	355,802,386	501,454,945
Equity instruments	60,576,922	131,982,050
Right-of-use assets		2,999,253
Investment in associate
Other non-current assets	22,599,299	36,680,278
Total assets	476,192,190	702,888,002
Accounts payable and accrued liabilities	2,192,544	1,610,274
Loans payable		2,611,009
Trading liabilities
Warrant liability
Lease liability		3,102,188
Derivative liability	176,919
ETP holders payable	397,243,174	622,304,667
Total liabilities	$ 399,612,637	629,628,138
Reflexivity [Member]
Disclosure of operating segments [line items]
Cash		2,101
Client cash deposits
Public investments, at fair value through profit and loss
Prepaid expenses		75,343
Digital assets, digital assets loaned, and digital assets staked		65,040
Equity instruments
Right-of-use assets
Investment in associate
Other non-current assets
Total assets		142,484
Accounts payable and accrued liabilities		49,421
Loans payable
Trading liabilities
Warrant liability
Lease liability
ETP holders payable
Total liabilities		$ 49.421